Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Total
Balance at Dec. 31, 2020	$ 49,094,096		$ (40,448,481)	$ 24,580	$ 8,670,195
Balance, shares at Dec. 31, 2020	131,124,989
Shares issued	$ 179,293				179,293
Shares issued, shares	230,000
Options exercised	$ 31,264				$ 31,264
Options exercised, shares	70,000				70,000
Stock-based compensation	$ 660,266				$ 660,266
Net loss			(190,321)		(190,321)
Balance at Dec. 31, 2021	$ 49,964,919		(40,638,802)	24,580	9,350,697
Balance, shares at Dec. 31, 2021	131,424,989
Shares issued	$ 79,705				79,705
Shares issued, shares	156,510
Stock-based compensation	$ 696,248				696,248
Net loss			(1,347,113)		(1,347,113)
Repurchase of common shares	$ (75,985)	(11,793)			(87,778)
Repurchase of common shares	(233,500)
Balance at Dec. 31, 2022	$ 50,664,887	(11,793)	(41,985,915)	24,580	8,691,759
Balance, shares at Dec. 31, 2022	131,347,999
Stock-based compensation	$ 515,116				515,116
Net loss			(2,012,056)		(2,012,056)
Repurchase of common shares	$ (12,310)	11,793			(517)
Repurchase of common shares	(43,500)
Balance at Dec. 31, 2023	$ 51,167,693		$ (43,997,971)	$ 24,580	$ 7,194,302
Balance, shares at Dec. 31, 2023	131,304,499